Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		79 Months Ended	85 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Oct. 31, 2013
Cash Flows from Operating Activities:
Net Loss	$ (7,317)	$ (9,144)	$ (8,642)	$ (10,657)	$ (218,513)	$ (225,830)
Adjustments to reconcile net loss to net cash used in operating activities:
Stocks issued for services					135,000	135,000
Stocks issued for interest expenses					9,483	9,483
Changes in:
Prepaid expenses					(549)	(549)
Accounts payable			100	1,600	1,800	1,800
Accrued interest
Net Cash Flows Used in Operating Activities	(7,317)	(4,746)	(8,542)	(9,057)	(72,779)	(80,096)
Cash Flows from Financing Activities:
Advance from company officer	6,867	4,000	8,000	375	25,695	32,562
Proceeds from convertible note payable to related party					300,000	300,000
Payment on related party loan					(303,766)	(303,766)
Proceed from stock for cash					51,300	51,300
Net Cash Flows Provided in Financing Activities	6,867	4,000	8,000	375	73,229	80,096
Net Increase (Decrease) in Cash	(450)	(746)	(542)	(8,682)	450	0
Cash and cash equivalents - Beginning of period	450	992	992	9,674
Cash and cash equivalents - End of period	0	246	450	992	450	0
SUPPLEMENTARY INFORMATION
Interest Paid
Taxes Paid